UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 333-102850

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

(Address of principal executive offices)

 (Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900

New York, NY 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Pinnacle Value Fund

AMERICAN LOCKER GROUP

Ticker Symbol:ALGI	Cusip Number:027284108
Record Date: 8/15/2008	Meeting Date: 9/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditors	For	Issuer	For	With

ASTA FUNDING

Ticker Symbol:ASFI	Cusip Number:046220109
Record Date: 1/30/2009	Meeting Date: 3/31/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against
2	Approve auditor	For	Issuer	For	With

BEL FUSE

Ticker Symbol:BELFA	Cusip Number:077347201
Record Date: 4/7/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

CAPITAL COUTHWEST CORP.

Ticker Symbol:CSWC	Cusip Number:140501107
Record Date: 5/27/2008	Meeting Date: 7/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditors	For	Issuer	For	With

CENTRAL EUROPE & RUSSIA FUND

Ticker Symbol:CEE	Cusip Number:153436100
Record Date: 5/8/2009	Meeting Date: 6/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

CONRAD INDUSTRIES

Ticker Symbol:CNRD	Cusip Number:208305102
Record Date: 7/2/2008	Meeting Date: 8/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

CONSOLIDATED TOMOKA

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/13/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With
3	Declassify board of directors	For	Stockholder	Against	Against
4	Require COB to be independent	For	Stockholder	Against	Against
5	Limit Board to 11 members	Against	Stockholder	Against	With

ELECTRO-SENSORS INC.

Ticker Symbol:ELSE	Cusip Number:285233102
Record Date: 3/3/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Set number of directors at 5	For	Issuer	For	With
3	Approve auditors	For	Issuer	For	With

FIRST ACCEPTANCE

Ticker Symbol:FAC	Cusip Number:318457108
Record Date: 10/1/2008	Meeting Date: 11/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

FLEXSTEEL IND.

Ticker Symbol:FLXS	Cusip Number:339383103
Record Date: 10/15/2008	Meeting Date: 12/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With

GULFMARK OFFSHORE

Ticker Symbol:GMK	Cusip Number:402629109
Record Date: 3/24/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

HALLMARK FINANCIAL

Ticker Symbol:HALL	Cusip Number:40624Q203
Record Date: 4/15/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	amend longterm incentive plan	For	Issuer	For	With

HARDINGE INC.

Ticker Symbol:HDNG	Cusip Number:412324303
Record Date: 3/9/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

HAVERTY FURNITURE

Ticker Symbol:HVT	Cusip Number:419596101
Record Date: 3/10/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Approve auditor	For	Issuer	For	With

INDEPENDENCE HOLDING

Ticker Symbol:IHC	Cusip Number:453440307
Record Date: 4/20/2009	Meeting Date: 6/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
1	Auditor approval	For	Issuer	For	With

J. HANCOCK BANK & THRIFT OPPTY FUND

Ticker Symbol:BTO	Cusip Number:409735206
Record Date: 1/23/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	Against
2	Amend advisory agreement	For	Issuer	For	With

KEYSTONE CONSOLIDATED IND

Ticker Symbol:KYCN	Cusip Number:493422307
Record Date: 3/31/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

KEYSTONE CONSOLIDATED IND.

Ticker Symbol:KYCN	Cusip Number:493422307
Record Date: 10/8/2008	Meeting Date: 10/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	Against

LEUCADIA NATIONAL

Ticker Symbol:LUK	Cusip Number:527288104
Record Date: 3/23/2009	Meeting Date: 5/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Amend stock option plan	For	Issuer	For	Against
3	Approve auditors	For	Issuer	For	With

MEADE INSTRUMENTS

Ticker Symbol:MEAD	Cusip Number:583062104
Record Date: 5/21/2008	Meeting Date: 7/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	Split	Issuer	For	With/Against
1	Approve Auditors	For	Issuer	For	With
2	Approve Stock Incentive PLan	For	Issuer	For	Against

MONTPELIER RE

Ticker Symbol:MRH	Cusip Number:G62185196
Record Date: 3/31/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

MVC CAPITAL

Ticker Symbol:MVC	Cusip Number:553829102
Record Date: 2/17/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Amend advisory agreement	For	Issuer	For	With

NEW IRELAND FUND

Ticker Symbol:IRL	Cusip Number:645673104
Record Date: 4/13/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

NOVT CORP

Ticker Symbol:NVTP	Cusip Number:62936A106
Record Date: 9/8/2008	Meeting Date: 11/3/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against
2	Approve Auditors	For	Issuer	For	With

OLD REPUBLIC

Ticker Symbol:ORI	Cusip Number:680223104
Record Date: 3/23/2009	Meeting Date: 5/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

PAM TRANSPORT

Ticker Symbol:PTSI	Cusip Number:693149106
Record Date: 4/7/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against

PETROLEUM RESOURCES

Ticker Symbol:PEO	Cusip Number:716549100
Record Date: 2/6/2009	Meeting Date: 3/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

PREFERRED BANK

Ticker Symbol:PFBK	Cusip Number:740367107
Record Date: 3/31/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	limit board size to 6-11	For	Issuer	For	With
3	Approve auditors	For	Issuer	For	With

SINGAPORE FUND

Ticker Symbol:SGF	Cusip Number:82929L109
Record Date: 3/17/2009	Meeting Date: 6/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against

STEIN MART

Ticker Symbol:SMRT	Cusip Number:858375108
Record Date: 4/3/2009	Meeting Date: 6/9/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against
2	Auditor approval	For	Issuer	For	With
3	Amend employee stock purchase plan	For	Issuer	For	With
4	Amend compensation incentive plan	For	Issuer	For	With

TECHNOLGY SOLUTIONS

Ticker Symbol:TSCC	Cusip Number:87872T207
Record Date: 6/16/2008	Meeting Date: 8/12/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Change firm name	For	Issuer	For	With
3	Approve stock incentive Plan	Against	Issuer	For	Against

TURKISH FUND

Ticker Symbol:TKF	Cusip Number:900145103
Record Date: 5/18/2009	Meeting Date: 6/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	Against

UNIT CORP.

Ticker Symbol:UNT	Cusip Number:909218109
Record Date: 3/3/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With/Against
2	Approve auditors	For	Issuer	For	With

WESCO FINANCIAL

Ticker Symbol:WSC	Cusip Number:950817106
Record Date: 3/12/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With

WHITE MOUNTAIN INSURANCE

Ticker Symbol:WTM	Cusip Number:G9618E107
Record Date: 4/6/2009	Meeting Date: 6/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	Against
2	Auditor approval	For	Issuer	For	With

WHX CORP

Ticker Symbol:WXCO	Cusip Number:929248508
Record Date: 8/11/2008	Meeting Date: 9/16/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Increase share authorization	For	Issuer	For	With
3	Amend certificate of incorporation	For	Issuer	For	With
4	Approve auditors	For	Issuer	For	With

ZAPATA CORP.

Ticker Symbol:ZAP	Cusip Number:989070602
Record Date: 4/8/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director election	For	Issuer	For	With
2	Auditor approval	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By John E. Deysher

* John E. Deysher

President

Date: August 6, 2009

*Print the name and title of each signing officer under his or her signature.